Common Stock Warrants - Schedule of Company's Warrant Activity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Warrant Activity [Line Items]
Warrant Issuance, Outstanding beginning balances	356,517	31,728	31,728	12,931
Warrant Issuance, Granted		324,789	324,789	19,147
Warrant Issuance, Exercised	(4,855)
Warrant Issuance, Canceled/ Expired	(6,201)			(350)
Warrant Issuance, Variable Settlement Provision Adjustment
Warrant Issuance, Outstanding ending balances	345,461	356,517	356,517	31,728
Warrant Issuance, Expiration
Preferred A Placement Warrants [Member]
Schedule of Company’s Warrant Activity [Line Items]
Warrant Issuance, Issuance	March and April 2018 and August 2019	March and April 2018 and August 2019	March and April 2018 and August 2019	March and April 2018 and August 2019
Warrant Issuance, Exercise Price (in Dollars per share)	$ 210	$ 210	$ 210	$ 210
Warrant Issuance, Outstanding beginning balances	1,957	1,957	1,957	1,957
Warrant Issuance, Granted
Warrant Issuance, Exercised
Warrant Issuance, Canceled/ Expired	(1,957)
Warrant Issuance, Variable Settlement Provision Adjustment
Warrant Issuance, Outstanding ending balances		1,957	1,957	1,957
Warrant Issuance, Expiration			April 2025	April 2024
Preferred B Placement Warrants [Member]
Schedule of Company’s Warrant Activity [Line Items]
Warrant Issuance, Issuance	April 2019	April 2019	April 2019	April 2019
Warrant Issuance, Exercise Price (in Dollars per share)	$ 315	$ 315	$ 315	$ 315
Warrant Issuance, Outstanding beginning balances	3,098	3,098	3,098	3,098
Warrant Issuance, Granted
Warrant Issuance, Exercised
Warrant Issuance, Canceled/ Expired	(3,098)
Warrant Issuance, Variable Settlement Provision Adjustment
Warrant Issuance, Outstanding ending balances		3,098	3,098	3,098
Warrant Issuance, Expiration			April 2025	April 2024
Convertible Notes Placement Warrants [Member]
Schedule of Company’s Warrant Activity [Line Items]
Warrant Issuance, Issuance	August 2020	August 2020	August 2020	August 2020
Warrant Issuance, Exercise Price (in Dollars per share)	$ 385.5	$ 385.5	$ 385.5	$ 385.5
Warrant Issuance, Outstanding beginning balances	1,146	1,146	1,146	1,146
Warrant Issuance, Granted
Warrant Issuance, Exercised
Warrant Issuance, Canceled/ Expired	(1,146)
Warrant Issuance, Variable Settlement Provision Adjustment
Warrant Issuance, Outstanding ending balances		1,146	1,146	1,146
Warrant Issuance, Expiration			August 2025	August 2025
Underwriter Warrants [Member]
Schedule of Company’s Warrant Activity [Line Items]
Warrant Issuance, Issuance	March 2021	March 2021	March 2021	March 2021
Warrant Issuance, Exercise Price (in Dollars per share)	$ 900	$ 900	$ 900	$ 900
Warrant Issuance, Outstanding beginning balances	6,380	6,380	6,380	6,380
Warrant Issuance, Granted
Warrant Issuance, Exercised
Warrant Issuance, Canceled/ Expired
Warrant Issuance, Variable Settlement Provision Adjustment
Warrant Issuance, Outstanding ending balances	6,380	6,380	6,380	6,380
Warrant Issuance, Expiration			March 2026	March 2026
January 2023 Warrants [Member]
Schedule of Company’s Warrant Activity [Line Items]
Warrant Issuance, Issuance	January 2023	January 2023	Janauary 2023	January 2023
Warrant Issuance, Exercise Price (in Dollars per share)	$ 235.5	$ 235.5	$ 235.5	$ 235.5
Warrant Issuance, Outstanding beginning balances	15,480	15,480	15,480
Warrant Issuance, Granted				15,480
Warrant Issuance, Exercised
Warrant Issuance, Canceled/ Expired
Warrant Issuance, Variable Settlement Provision Adjustment
Warrant Issuance, Outstanding ending balances	15,480	15,480	15,480	15,480
Warrant Issuance, Expiration			January 2028	January 2028
February 2023 Warrants [Member]
Schedule of Company’s Warrant Activity [Line Items]
Warrant Issuance, Issuance	February 2023	February 2023	February 2023	February 2023
Warrant Issuance, Exercise Price (in Dollars per share)	$ 235.5	$ 235.5	$ 235.5	$ 235.5
Warrant Issuance, Outstanding beginning balances	2,322	2,322	2,322
Warrant Issuance, Granted				2,322
Warrant Issuance, Exercised
Warrant Issuance, Canceled/ Expired
Warrant Issuance, Variable Settlement Provision Adjustment
Warrant Issuance, Outstanding ending balances	2,322	2,322	2,322	2,322
Warrant Issuance, Expiration			February 2028	February 2028
August 2023 Warrants [Member]
Schedule of Company’s Warrant Activity [Line Items]
Warrant Issuance, Issuance	August 2023	August 2023	August 2023	August 2023
Warrant Issuance, Exercise Price (in Dollars per share)	$ 186	$ 186	$ 186	$ 186
Warrant Issuance, Outstanding beginning balances	1,345	1,345	1,345
Warrant Issuance, Granted				1,345
Warrant Issuance, Exercised
Warrant Issuance, Canceled/ Expired
Warrant Issuance, Variable Settlement Provision Adjustment
Warrant Issuance, Outstanding ending balances	1,345	1,345	1,345	1,345
Warrant Issuance, Expiration			August 2028	August 2028
April 2024 Pre-Funded warrants [Member]
Schedule of Company’s Warrant Activity [Line Items]
Warrant Issuance, Issuance	April 2024	April 2024	April 2024
Warrant Issuance, Exercise Price (in Dollars per share)	$ 0.15	$ 0.15	$ 0.15
Warrant Issuance, Outstanding beginning balances	20,994
Warrant Issuance, Granted		20,994	20,994
Warrant Issuance, Exercised	(4,855)
Warrant Issuance, Canceled/ Expired
Warrant Issuance, Variable Settlement Provision Adjustment
Warrant Issuance, Outstanding ending balances	16,139	20,994	20,994
Warrant Issuance, Expiration			April 2029
April 2024 warrants [Member]
Schedule of Company’s Warrant Activity [Line Items]
Warrant Issuance, Issuance	April 2024	April 2024	April 2024
Warrant Issuance, Exercise Price (in Dollars per share)	$ 61.1	$ 61.1	$ 61.1
Warrant Issuance, Outstanding beginning balances	301,584
Warrant Issuance, Granted		301,584	301,584
Warrant Issuance, Exercised
Warrant Issuance, Canceled/ Expired
Warrant Issuance, Variable Settlement Provision Adjustment
Warrant Issuance, Outstanding ending balances	301,584	301,584	301,584
Warrant Issuance, Expiration			April 2029
August 2024 [Member]
Schedule of Company’s Warrant Activity [Line Items]
Warrant Issuance, Issuance	August 2024	August 2024	August 2024
Warrant Issuance, Exercise Price (in Dollars per share)	$ 61.1	$ 61.1	$ 61.1
Warrant Issuance, Outstanding beginning balances	2,211
Warrant Issuance, Granted		2,211	2,211
Warrant Issuance, Exercised
Warrant Issuance, Canceled/ Expired
Warrant Issuance, Variable Settlement Provision Adjustment
Warrant Issuance, Outstanding ending balances	2,211	2,211	2,211
Warrant Issuance, Expiration			August 2029